UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2020

Item 1. Reports to Stockholders.

Annual Report
August 31, 2020

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident International Equity Fund (“VIDI” or the “Fund”). The following information pertains to the fiscal period of September 1, 2019 through August 31, 2020 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index (the “Index”). This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks with more favorable valuations and with a confirming price trend.

The Fund had negative performance during the Period ending on August 31, 2020. The market price for VIDI decreased 2.21% and the NAV decreased 1.98%, while the Morningstar Global Markets ex-U.S. Index gained 8.71% and the Morningstar Global ex-U.S. Large-Mid Index gained 8.68% over the same Period. The Fund’s Index fell 1.37%. Meanwhile, outstanding shares ended the period at 20,300,000.

For the Period, the largest positive contributor to return was Fortescue Metals Group Ltd. (FMG AU), adding 0.47% to the return of the Fund, gaining 93.55% with an average weighting of 0.35%. The second largest contributor to return was Sinotruk Hong Kong Ltd. (3808 HK), adding 0.41% to the return of the Fund, gaining 71.33% with an average weighting of 0.61%. The third largest contributor to return was Unimicron Technology Corporation (3037 TT), adding 0.40% to the return of the Fund, gaining 79.31% with an average weighting of 0.53%.

For the Period, the largest negative contributor to return was Qudian, Inc. (QD US), detracting 0.52% from the return of the Fund, declining 79.72% with an average weighting of 0.33%. The security contributing second-most negatively was Telkom SA SOC Ltd. (TKG SJ), detracting 0.47% from the return of the Fund, and declining 73.63% with an average weighting of 0.37%. The third largest negative contributor to return was Societe Generale SA (GLE FP), detracting 0.31% from the return of the Fund, and declining 52.56% with an average weight of 0.18%.

For the Period, the best performing security in the Fund was Plus500 Ltd. (PLUS LN), gaining 155.01% and contributing 0.18% to the return of the Fund. The second-best performing security for the period was Fortescue Metals Group Ltd. (FMG AU), gaining 93.55% and contributing 0.47% to the return of the Fund. The third-best performing security was Harmony Gold Mining Company Ltd. (HAR SJ), gaining 90.39% for the period and contributing 0.26% to the return of the Fund.

VIDENT INTERNATIONAL EQUITY FUND

For the Period, the worst performing security in the Fund was Qudian, Inc. (QD US), declining 79.72% and reducing the return of the Fund by 0.52%. The second-worst performing security in the Fund was Telkom SA SOC Ltd. (TKG SJ), declining 73.63% and reducing the return of the Fund by 0.47%. The third-worst performing security in the Fund was Dufry AG (DUFN SW), declining 65.24% and reducing the return of the Fund by 0.04%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Equity Fund (“VUSE” or the “Fund”). The following information pertains to the fiscal period of September 1, 2019 through August 31, 2020 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Stock Index (the “Index”). This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The Fund had positive performance during the Period ending on August 31, 2020. The market price for VUSE increased 2.98% and the NAV increased 2.70%, while the S&P 500 Index, a broad market index, gained 21.94% over the same Period. The Fund’s Index returned 3.05%. Meanwhile, outstanding shares ended the period at 11,000,000.

For the Period, the largest positive contributor to return was Apple, Inc. (AAPL US), adding 0.47% to the return of the Fund, gaining 105.26% with an average weighting of 0.57%. The second largest contributor to return was Big Lots, Inc. (BIG US), adding 0.44% to the return of the Fund, gaining 79.82% with an average weighting of 0.34%. The third largest contributor to return was Green Dot Corporation (GDOT US), adding 0.43% to the return of the Fund, gaining 73.07% with an average weighting of 0.40%.

For the Period, the largest negative contributor to return was Nordstrom, Inc. (JWN US), detracting 0.37% from the return of the Fund, declining 62.35% with an average weighting of 0.17%. The security contributing second-most negatively was Newmark Group, Inc. (NMRK US), detracting 0.32% from the return of the Fund, and declining 64.99% with an average weighting of 0.12%. The third largest negative contributor to return was Cardtronics PLC (CATM US), detracting 0.31% from the return of the Fund, and declining 51.76% with an average weight of 0.20%.

For the Period, the best performing security in the Fund was Apple, Inc. (AAPL US), gaining 105.26% and contributing 0.47% to the return of the Fund. The second-best performing security for the Period was Skyworks Solutions, Inc. (SWKS US), gaining 95.74% and contributing 0.42% to the return of the Fund. The third-best performing security was Winnebago Industries, Inc. (WGO US), gaining 90.55% for the Period and contributing 0.21% to the return of the Fund.

VIDENT CORE U.S. EQUITY FUND

For the Period, the worst performing security in the Fund was Newmark Group, Inc. (NMRK US), declining 64.99% and reducing the return of the Fund by 0.32%. The second-worst performing security in the Fund was Peabody Energy Corporation (BTU US), declining 62.89% and reducing the return of the Fund by 0.15%. The third-worst performing security in the Fund was Nordstrom, Inc. (JWN US), declining 62.35% and reducing the return of the Fund by 0.37%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Bond Strategy ETF (“VBND” or the “Fund”). The following information pertains to the fiscal period of September 1, 2019 through August 31, 2020 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond Index (the “Index”). This Index seeks to diversify interest rate and credit risks through the application of time-tested principles. In addition to diversifying across fixed income sectors, the strategy seeks to improve corporate bond exposures by screening for companies with stronger leadership, governance and creditworthiness factors.

The Fund had positive performance during the Period ending on August 31, 2020. The market price for VBND increased 4.17% and the NAV increased 4.26%, while the FTSE Broad Investment-Grade (BIG) Bond Index, a broad market index, gained 6.55% over the same Period. The Fund’s Index returned 5.03%. Meanwhile, outstanding shares ended the period at 7,700,000.

For the Period, the largest positive contributor to return was a U.S. Treasury note (T 3 3/4 11/15/43), adding 0.27% to the return of the Fund, gaining 12.67% with an average weighting of 1.93%. The second largest contributor to return was a U.S. Treasury note (T 4 3/8 05/15/41), adding 0.25% to the return of the Fund, gaining 12.31% with an average weighting of 2.00%. The third largest contributor to return was a U.S. Treasury note (T 3 5/8 08/15/43), adding 0.21% to the return of the Fund, gaining 12.86% with an average weighting of 1.52%.

For the Period, the largest negative contributor to return was SM Energy Company (SM 6 3/4 09/15/26), detracting 0.15% from the return of the Fund, declining 37.40% with an average weighting of 0.12%. The security contributing second-most negatively was Denbury Resources, Inc. (DNR 7 3/4 02/15/24), detracting 0.14% from the return of the Fund, and declining 42.31% with an average weighting of 0.10%. The third largest negative contributor to return was W&T Offshore, Inc. (WTI 9 3/4 11/01/23), detracting 0.12% from the return of the Fund, and declining 29.02% with an average weight of 0.17%.

For the Period, the best performing security in the Fund was Embarq Corporation (CTL 7.995 06/01/36), gaining 29.02% and contributing 0.12% to the return of the Fund. The second-best performing security for the Period was Conagra Brands, Inc. (CAG 5.4 11/01/48), gaining 26.89% and contributing 0.09% to the return of the Fund. The third-best performing security was CF Industries, Inc. (CF 5 3/8 03/15/44), gaining 25.94% for the Period and contributing 0.03% to the return of the Fund.

VIDENT CORE U.S. BOND STRATEGY ETF

For the Period, the worst performing security in the Fund was Denbury Resources, Inc. (DNR 7 3/4 02/15/24), declining 42.31% and reducing the return of the Fund by 0.14%. The second-worst performing security in the Fund was SM Energy Company. (SM 6 3/4 09/15/26), declining 37.40% and reducing the return of the Fund by 0.15%. The third-worst performing security in the Fund was Extraction Oil & Gas, Inc. (XOG 5 5/8 02/01/26), declining 34.52% and reducing the return of the Fund by 0.09%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the Schedules of Investments on pages 17-47.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.  During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of their assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity Index (Bloomberg Symbol: VIEQX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth. The Vident Core U.S. Stock Index (Bloomberg Symbol: VCUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing. It is not possible to invest directly in an index. The Vident Core U.S. Bond Index (Bloomberg Symbol: VUBDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 29, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Five	Since
August 31, 2020	Year	Years	Years	Inception(1)
Vident International
Equity Fund – NAV	-1.98%	-4.88%	3.20%	0.12%
Vident International
Equity Fund – Market	-2.21%	-5.05%	3.42%	0.06%
Vident Core International
Equity Index/Vident International
Equity Index(2)(3)	-1.37%	-4.36%	3.87%	0.94%
Morningstar Global ex-U.S.
Large-Mid Index(2)(4)	8.68%	2.96%	5.99%	3.28%
Morningstar Global Markets
ex-US Index(2)(5)	8.71%	2.80%	6.25%	3.58%

The Performance data quoted is historical.  Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated January 1, 2020 as supplemented January 22, 2020 and June 19, 2020, is 0.61%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 29, 2013.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core International Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident International Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core International Equity Index, and performance shown for periods prior to January 6, 2016 is that of the Vident International Equity Index.

(4)	Morningstar Global ex-U.S. Large-Mid Total Return Index measures the performance of Global Markets Ex-U.S. equity markets targeting the top 90% of stocks by market capitalization.
(5)	Morningstar Global Markets ex-US Index provides exposure to the top 97% market capitalization in each of two economic segments, developed markets, excluding the United States, and emerging markets.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on January 21, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Five	Since
August 31, 2020	Year	Years	Years	Inception(1)
Vident Core U.S.
Equity Fund – NAV	2.70%	1.75%	4.96%	4.29%
Vident Core U.S.
Equity Fund – Market	2.98%	1.78%	4.98%	4.32%
Vident Core U.S. Stock
Index/Vident Core
U.S. Equity Index(2)(3)	3.05%	2.02%	5.10%	4.32%
Morningstar U.S. Market
Total Return Index(2)(4)	21.82%	14.24%	14.08%	12.08%
S&P 500 Index(2)(5)	21.94%	14.52%	14.46%	12.46%

The performance data quoted is historical.  Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated January 1, 2020 as supplemented January 22, 2020 and June 19, 2020, is 0.50%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is January 21, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Stock Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Stock Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Equity Index.

(4)	Morningstar U.S. Market Total Return Index is a diversified broad market index that targets 97% market capitalization coverage of the investable universe.
(5)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market.  The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 15, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Five	Since
August 31, 2020	Year	Years	Years	Inception(1)
Vident Core U.S. Bond
Strategy ETF – NAV	4.26%	3.94%	3.60%	3.04%
Vident Core U.S. Bond
Strategy ETF – Market	4.17%	3.84%	3.55%	3.00%
Vident Core U.S. Bond
Index/Vident Core U.S. Bond
Strategy Index(2)(3)	5.03%	4.69%	4.39%	3.92%
FTSE Broad Investment-Grade
(BIG) Bond Index(2)(4)	6.55%	5.17%	4.38%	3.78%

The performance data quoted is historical.  Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated January 1, 2020 as supplemented January 22, 2020 and June 19, 2020, is 0.43%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 15, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Bond Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Bond Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Bond Strategy Index.

(4)	FTSE Broad Investment-Grade (BIG) Bond Index tracks the performance of the U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2020 (Unaudited)

	Percentage of
Country	Net Assets
Republic of Korea	7.7%
Japan	7.3%
Singapore	6.7%
Hong Kong	6.5%
Germany	5.3%
Australia	5.2%
Taiwan	5.0%
Norway	4.9%
Switzerland	4.9%
Canada	4.8%
Sweden	4.8%
United Kingdom	4.7%
China	4.1%
Thailand	4.1%
Brazil	3.1%
South Africa	2.6%
Netherlands	2.2%
Indonesia	2.1%
Russian Federation	1.9%
Chile	1.6%
Mexico	1.6%

(a) Less than 0.05%

	Percentage of
Country	Net Assets
Malaysia	1.4%
Israel	1.3%
France	1.2%
Ireland	1.0%
Denmark	0.6%
Finland	0.5%
Italy	0.5%
Poland	0.5%
Belgium	0.4%
Colombia	0.4%
Spain	0.3%
India	0.0	%(a)
Turkey	0.0	%(a)
Short-Term Investments	0.2%
Investments Purchased
with Proceeds from
Securities Lending	2.4%
Liabilities in Excess of
Other Assets	(1.8)%
Total	100.0%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2020 (Unaudited)

	Percentage of
Sector	Net Assets
Information Technology	21.9%
Consumer Discretionary	14.9%
Financials	11.8%
Health Care	11.6%
Industrials	10.2%
Communication Services	8.5%
Consumer Staples	8.1%
Energy	3.4%
Materials	3.4%
Real Estate	3.1%
Utilities	3.0%
Short-Term Investments	0.0	%(a)
Investments Purchased with Proceeds from Securities Lending	22.3%
Liabilities in Excess of Other Assets	(22.2)%
Total	100.0%

(a) Less than 0.05%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of August 31, 2020 (Unaudited)

Percentage of
Asset Type	Net Assets
U.S. Government Notes/Bonds	61.5%
Corporate Bonds	25.0%
Mortgage Backed Securities – U.S. Government Agency	11.5%
U.S. Government Agency Issues	1.4%
Short-Term Investments	9.8%
Investments Purchased with Proceeds from Securities Lending	21.7%
Liabilities in Excess of Other Assets	(30.9)%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020

Shares	Security Description	Value
COMMON STOCKS – 97.7%

	Australia – 5.2%
178,849	AGL Energy Ltd.	$1,957,568
77,632	Ansell Ltd.	2,220,731
1,353,197	Beach Energy Ltd.	1,521,155
80,432	BHP Billiton Ltd	2,255,025
252,148	BlueScope Steel Ltd.	2,366,387
329,120	Crown Resorts Ltd.	2,193,046
279,057	Flight Centre Travel Group Ltd.	2,730,370
183,766	Fortescue Metals Group Ltd.	2,367,457
48,943	JB Hi-Fi Ltd. (a)	1,815,586
26,962	Mineral Resources Ltd.	581,843
556,562	Qantas Airways Ltd.	1,621,730
1,496,441	Whitehaven Coal Ltd.	1,029,227
		22,660,125
	Belgium – 0.4%
75,325	Proximus SADP	1,494,501
1,884	UCB SA	224,234
		1,718,735
	Brazil – 2.2%
156,706	Cia de Saneamento Basico do Estado de Sao Paulo	1,376,558
334,710	EDP – Energias do Brasil SA	1,143,990
311,101	JBS SA	1,269,152
787,690	Minerva SA/Brazil (b)	1,875,213
761,179	TIM Participacoes SA	1,995,252
180,695	Vale SA	1,979,249
		9,639,414
	Canada – 4.8%
176,014	Air Canada (b)	2,377,563
87,295	Canadian Solar, Inc. (b)	2,836,214
108,771	Crescent Point Energy Corporation	191,170
83,727	Empire Company Ltd. – Class A	2,181,612
24,533	George Weston Ltd.	1,774,239
41,507	Loblaw Companies Ltd.	2,147,425
44,227	Magna International, Inc.	2,156,107
123,370	Manulife Financial Corporation	1,821,742
79,382	Parex Resources, Inc. (b)	1,087,508

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.7% (Continued)

	Canada – 4.8% (Continued)
52,744	Sun Life Financial, Inc.	$2,203,756
53,218	TFI International, Inc.	2,355,079
		21,132,415
	Chile – 1.6%
24,563,150	Banco Santander Chile	946,966
13,834,109	Enel Americas SA	1,995,464
26,143,930	Enel Chile SA	2,015,817
609,651	Falabella SA	1,925,867
		6,884,114
	China – 4.1%
161,000	Anhui Conch Cement Company Ltd. – Class H	1,167,487
1,770,000	China Medical System Holdings Ltd.	1,998,349
1,253,000	China Shenhua Energy Company Ltd. – Class H	2,092,065
7,212,000	China Telecom Corporation Ltd. – Class H	2,363,629
1,939,000	CNOOC Ltd.	2,206,664
647,500	CSC Financial Company Ltd. – Class H (a) (c)	962,459
2,062,500	Great Wall Motor Company Ltd. – Class H	2,238,102
3,712,000	Lenovo Group Ltd.	2,481,005
688,000	Sinotruk Hong Kong Ltd.	1,788,765
696,000	Yanzhou Coal Mining Company Ltd. – Class H (a)	536,134
		17,834,659
	Colombia – 0.4%
2,675,758	Ecopetrol SA	1,562,651

	Denmark – 0.6%
1,636	AP Moller – Maersk A/S – Class B	2,513,668

	Finland – 0.5%
150,730	Neles Oyj	2,062,226

	France – 1.2%
16,139	Carrefour SA	259,796
54,966	Cie de Saint-Gobain (b)	2,233,717
10,474	Cie Generale des Etablissements Michelin	1,185,240
57,889	Peugeot SA (b)	994,863
5,862	Sanofi	594,991
		5,268,607

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.7% (Continued)

	Germany – 4.7%
9,954	Allianz SE	$2,160,890
7,021	Aurubis AG	504,979
20,144	Continental AG	2,197,107
172,124	Deutsche Lufthansa AG (a) (b)	1,797,075
124,052	Deutsche Telekom AG	2,188,298
23,712	Fresenius Medical Care AG & Company KGaA	2,015,134
12,169	Hannover Rueck SE	2,075,320
13,623	Hella GmbH & Company KGaA	667,986
7,820	Muenchener Rueckversicherungs-Gesellschaft
	AG in Muenchen	2,260,445
15,221	Rheinmetall AG	1,411,496
12,294	Siltronic AG	1,145,946
26,391	Suedzucker AG	540,344
49,304	Uniper SE	1,617,994
		20,583,014
	Hong Kong – 6.5%
314,500	China Mobile Ltd.	2,197,399
1,642,000	China Resources Cement Holdings Ltd.	2,394,096
1,212,800	China Taiping Insurance Holdings Company Ltd.	1,927,923
4,242,000	China Traditional Chinese Medicine
	Holdings Company Ltd.	1,811,709
3,900,000	China Unicom Hong Kong Ltd.	2,762,656
391,000	CK Asset Holdings Ltd.	2,123,972
669,000	Haier Electronics Group Company Ltd.	2,291,820
2,564,000	Kunlun Energy Company Ltd.	1,912,211
2,172,000	Nine Dragons Paper Holdings Ltd. (a)	2,410,173
533,500	Shimao Property Holdings Ltd.	2,402,424
1,800,000	Sino Land Company Ltd.	2,097,250
1,503,000	Sun Art Retail Group Ltd. (a)	1,958,711
2,485,000	WH Group Ltd. (c)	2,145,075
		28,435,419
	India – 0.0% (d)
14,597	Tata Motors Ltd. – ADR (b)	142,175

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.7% (Continued)

	Indonesia – 2.1%
1,533,600	Astra International Tbk PT	$537,089
5,349,200	Bank Mandiri Persero Tbk PT	2,185,596
6,759,900	Bank Negara Indonesia Persero Tbk PT	2,367,416
25,555,500	Perusahaan Gas Negara Persero Tbk PT	2,202,380
10,340,100	Telekomunikasi Indonesian Persero Tbk PT	2,030,742
		9,323,223
	Ireland – 1.0%
16,803	Jazz Pharmaceuticals PLC (b)	2,258,155
37,946	Perrigo Company PLC (a)	1,984,576
		4,242,731
	Israel – 1.3%
653,354	Israel Discount Bank Ltd.	2,097,438
41,238	Plus500 Ltd.	805,324
185,393	Teva Pharmaceutical Industries Ltd. (a) (b)	1,773,312
38,259	Tower Semiconductor Ltd. (b)	753,252
		5,429,326
	Italy – 0.5%
97,038	Assicurazioni Generali SpA	1,509,256
234,295	UnipolSai Assicurazioni SpA	673,609
		2,182,865
	Japan – 7.3%
100,400	Alfresa Holdings Corporation	2,016,616
89,800	Dai Nippon Printing Company Ltd.	1,908,710
28,000	Daiwabo Holdings Company Ltd.	1,684,568
16,000	Fujitsu Ltd.	2,085,153
45,300	Kaken Pharmaceutical Company Ltd.	2,093,168
131,800	Kinden Corporation	2,175,020
159,900	K’s Holdings Corporation	2,266,299
886,300	Mebuki Financial Group, Inc.	2,147,948
113,100	Medipal Holdings Corporation	2,161,853
105,000	Mixi, Inc. (a)	2,324,862
38,000	NEC Corporation	2,003,112
49,800	Otsuka Holdings Company Ltd.	2,186,983
165,700	Seino Holdings Company Ltd.	2,532,884

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.7% (Continued)

	Japan – 7.3% (Continued)
4,500	Sekisui House Ltd.	$88,943
100,400	Showa Corporation	2,152,950
29,100	Sugi Holdings Company Ltd.	2,099,250
		31,928,319
	Malaysia – 1.4%
884,500	Genting Bhd	745,311
1,165,400	MISC Bhd	2,129,083
3,118,900	Sime Darby Bhd	1,639,753
637,900	Tenaga Nasional Bhd	1,663,088
		6,177,235
	Mexico – 1.6%
3,251,858	America Movil SAB de CV – Series L	1,976,136
440,077	Arca Continental SAB de CV	2,000,112
170,572	Gruma SAB de CV	2,014,661
315,035	Grupo Mexico SAB de CV	840,631
		6,831,540
	Netherlands – 2.2%
32,130	EXOR NV	1,898,227
73,726	Koninklijke Ahold Delhaize NV	2,223,701
118,178	Mylan NV (a) (b)	1,935,756
57,712	NN Group NV	2,177,590
46,331	Signify NV (b) (c)	1,550,905
		9,786,179
	Norway – 4.9%
138,527	Equinor ASA	2,260,362
53,305	Gjensidige Forsikring ASA (b)	1,143,128
375,139	Leroy Seafood Group ASA	2,387,091
757,251	Norsk Hydro ASA (b)	2,433,710
222,108	Orkla ASA	2,275,852
46,668	Salmar ASA (b)	2,546,358
321,771	Storebrand ASA (b)	1,989,656
132,199	Telenor ASA	2,164,724
99,157	TGS NOPEC Geophysical Company ASA	1,298,593
17,673	TOMRA Systems ASA (b)	862,470

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.7% (Continued)

	Norway – 4.9% (Continued)
51,158	Yara International ASA	$2,157,620
		21,519,564
	Poland – 0.5%
61,462	KGHM Polska Miedz SA (b)	2,292,752

	Republic of Korea – 7.7%
30,502	Daelim Industrial Company Ltd.	2,231,353
55,776	Dongbu Insurance Company Ltd.	2,049,518
345,606	Doosan Infracore Company Ltd. (b)	2,339,147
33,782	DoubleUGames Company Ltd.	2,078,849
97,213	GS Engineering & Construction Corporation	2,021,350
101,429	Hankook Tire & Technology Company Ltd.	2,518,861
74,422	Hyundai Engineering & Construction Company Ltd.	2,020,464
12,635	Hyundai Mobis Company Ltd.	2,382,557
68,674	Kia Motors Corporation	2,454,088
29,351	Kumho Petrochemical Company Ltd.	2,483,185
34,936	LG Electronics, Inc.	2,476,312
16,377	LG Innotek Company Ltd.	1,999,045
225,554	LG Uplus Corporation	2,269,021
7,044	NongShim Company Ltd.	2,131,760
9,825	Samsung Electronics Company Ltd.	446,628
11,389	Samsung Fire & Marine Insurance Company Ltd.	1,792,864
		33,695,002
	Russian Federation – 1.9%
420,578	Gazprom PJSC – ADR	2,048,215
12,833	LUKOIL PJSC – ADR	875,852
36,810	Magnit PJSC – GDR (e)	540,003
236,927	Mobile TeleSystems PJSC – ADR (a)	2,208,159
22,746	Novolipetsk Steel PJSC – GDR (e)	476,756
165,602	Rosneft Oil Company PJSC – GDR (e)	841,258
27,839	Severstal PJSC – GDR (e)	351,885
22,332	Tatneft PJSC – ADR (b)	997,794
		8,339,922
	Singapore – 6.7%
320,900	City Developments Ltd.	1,895,283
2,161,500	ComfortDelGro Corporation Ltd.	2,352,913

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.7% (Continued)

	Singapore – 6.7% (Continued)
99,600	DBS Group Holdings Ltd.	$1,528,870
184,056	Flex Ltd. (b)	1,998,848
3,741,700	Genting Singapore Ltd.	1,926,442
146,000	Jardine Cycle & Carriage Ltd.	2,034,937
95,100	Keppel DC REIT (f)	203,546
39,867	Kulicke & Soffa Industries, Inc.	956,011
1,175,700	NetLink NBN Trust (e)	838,797
331,900	Oversea-Chinese Banking Corporation Ltd.	2,116,485
956,800	Sembcorp Industries Ltd.	1,315,987
826,000	Singapore Airlines Ltd.	2,217,490
356,600	Singapore Exchange Ltd.	2,258,257
147,619	United Overseas Bank Ltd.	2,123,733
198,800	UOL Group Ltd.	960,662
174,100	Venture Corporation Ltd.	2,541,840
690,500	Wilmar International Ltd.	2,214,313
		29,484,414
	South Africa – 2.6%
246,614	Aspen Pharmacare Holdings Ltd. (b)	1,977,861
525,406	Barloworld Ltd.	1,854,602
257,320	Exxaro Resources Ltd.	2,083,622
64,045	Kumba Iron Ore Ltd. (a)	2,007,402
329,248	MultiChoice Group (b)	1,883,028
1,184,215	Telkom SA SOC Ltd.	1,586,759
		11,393,274
	Spain – 0.3%
104,146	Mapfre SA	197,790
162,567	Repsol SA	1,287,455
		1,485,245
	Sweden – 4.8%
75,062	Boliden AB	2,244,476
87,011	Getinge AB – Class B	1,937,961
221,959	Husqvarna AB – Class B	2,418,531
43,405	ICA Gruppen AB	2,134,783
35,688	Investor AB – Class B	2,281,563
214,345	Skandinaviska Enskilda Banken AB – Class A (b)	2,130,788

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.7% (Continued)

	Sweden – 4.8% (Continued)
102,410	Skanska AB – Class B (b)	$2,092,144
109,969	SKF AB – Class B	2,200,668
102,943	Swedish Orphan Biovitrum AB (b)	2,312,501
116,996	Telefonaktiebolaget LM Ericsson – Class B	1,359,874
		21,113,289
	Switzerland – 4.9%
41,099	Adecco Group AG	2,157,076
13,845	Baloise Holding AG	2,160,278
16,194	Chubb Ltd.	2,024,250
78,280	Dufry AG (b)	2,362,005
127,416	Ferrexpo PLC	314,595
796,156	Glencore PLC	1,803,490
10,654	Helvetia Holding AG	1,006,300
25,512	Novartis AG	2,211,068
6,162	Roche Holding AG	2,160,413
18,582	STMicroelectronics NV	560,242
5,703	Swiss Life Holding AG	2,310,461
26,577	Swiss Re AG	2,143,987
		21,214,165
	Taiwan – 5.0%
295,000	Asustek Computer, Inc.	2,443,127
728,000	Chicony Electronics Company Ltd.	2,195,798
3,439,000	Compal Electronics Ltd.	2,168,311
831,000	Hon Hai Precision Industry Company Ltd.	2,177,936
2,585,000	Inventec Corporation	2,004,286
1,386,000	Lite-On Technology Corporation	2,191,790
351,000	Radiant Opto-Electronics Corporation	1,291,958
408,000	Sino-American Silicon Products, Inc.	1,340,463
2,908,000	United Microelectronics Corporation	2,101,106
1,898,000	Wistron Corporation	2,063,500
493,000	Zhen Ding Technology Holding Ltd.	2,066,663
		22,044,938
	Thailand – 4.1%
2,065,300	Charoen Pokphand Foods PCL – NVDR	2,140,121
794,800	Kasikornbank PCL – NVDR	2,151,559

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.7% (Continued)

	Thailand – 4.1% (Continued)
3,691,800	Krung Thai Bank PCL – NVDR	$1,132,836
730,900	PTT Exploration & Production PCL – NVDR	2,090,131
1,770,170	PTT PCL – NVDR	2,047,590
2,770,800	Sri Trang Agro-Industry PCL – NVDR (a) (b)	2,314,750
5,086,300	Thai Union Group PCL – NVDR	2,304,340
1,497,600	Thanachart Capital PCL – NVDR	1,551,855
963,400	The Siam Commercial Bank PCL – NVDR	2,244,245
		17,977,427
	Turkey – 0.0% (d)
1	Yapi ve Kredi Bankasi AS (b)	0

	United Kingdom – 4.7%
38,189	Dialog Semiconductor PLC (b)	1,657,432
201,171	Fiat Chrysler Automobiles NV (b)	2,220,878
891,746	International Consolidated Airlines Group SA	2,582,643
615,808	J Sainsbury PLC	1,515,505
95,985	Janus Henderson Group PLC	1,988,809
627,080	Kingfisher PLC	2,269,528
29,237	Rio Tinto Ltd.	2,118,984
27,679	Rio Tinto PLC	1,717,777
366,185	Royal Mail PLC	880,099
906,352	Taylor Wimpey PLC	1,486,619
1,311,420	Vodafone Group PLC	1,956,814
		20,395,088
	TOTAL COMMON STOCKS (Cost $445,277,724)	427,293,720

PREFERRED STOCKS – 1.5%

	Brazil – 0.9%
170,308	Cia Paranaense de Energia	1,941,844
222,922	Telefonica Brasil SA	1,963,505
		3,905,349
	Germany – 0.6%
53,803	Schaeffler AG	362,586
12,509	Volkswagen AG (b)	2,084,534
		2,447,120
	TOTAL PREFERRED STOCKS (Cost $8,083,964)	6,352,469

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
SHORT-TERM INVESTMENTS – 0.2%

	Money Market Deposit Account – 0.2%
$768,206	U.S. Bank Money Market
	Deposit Account, 0.040% (g)	$768,206
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $768,206)	768,206

Units
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 2.4%

	Private Funds – 1.1%
4,956,305	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.210% (h)	4,956,305
		4,956,305
Principal
Amount
	Repurchase Agreements – 1.3%
$1,324,289	Citigroup Global Markets, Inc. – 0.090%, dated
	08/31/20, matures 09/01/20, repurchase price
	$1,324,292 (collateralized by various U.S. Government
	obligations: Total Value $1,350,775)	1,324,289
1,324,289	HSBC Securities, Inc. – 0.080%, dated 08/31/20,
	matures 09/01/20, repurchase price
	$1,324,292 (collateralized by various U.S. Government
	obligations: Total Value $1,350,775)	1,324,289
1,324,289	MUFG Securities International, Inc. – 0.090%, dated
	08/31/20, matures 09/01/20, repurchase price
	$1,324,292 (collateralized by various U.S. Government
	obligations: Total Value $1,350,775)	1,324,289
392,557	Nomura Securities International, Inc. – 0.090%, dated
	08/31/20, matures 09/01/20, repurchase price
	$392,558 (collateralized by various U.S. Government
	obligations: Total Value $400,408)	392,557

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 2.4% (Continued)

	Repurchase Agreements – 1.3% (Continued)
$1,324,289	RBC Dominion Securities, Inc. – 0.090%, dated
	08/31/20, matures 09/01/20, repurchase price
	$1,324,292 (collateralized by various U.S. Government
	obligations: Total Value $1,350,775)	$1,324,289
		5,689,713
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $10,646,018) (i)	10,646,018
	TOTAL INVESTMENTS – 101.8%
	(Cost $464,775,912)	445,060,413
	Liabilities in Excess of Other Assets – (1.8)%	(7,759,333)
	NET ASSETS – 100.0%	$437,301,080

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is out on loan as of August 31, 2020. Total value of securities out on loan is $10,204,225 or 2.3% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2020, the value of these securities amounted to $4,658,439 or 1.1% of net assets.

(d)	Less than 0.05%.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2020, the value of these securities amounted to $3,048,699 or 0.7% of net assets.

(f)	Real Estate Investment Trust.
(g)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2020.

(h)	Annualized seven-day yield as of August 31, 2020.
(i)
Investments purchased with cash proceeds from securities lending. As of August 31, 2020, total cash collateral has a value of $10,646,018. Additionally, total non-cash collateral has a value of $302,184.

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020

Shares	Security Description	Value
COMMON STOCKS – 99.9%

	Communication Services – 8.5%
896	Alphabet, Inc. – Class A (a)	$1,460,059
64,583	AMC Networks, Inc. – Class A (a) (b)	1,568,721
52,445	AT&T, Inc. (b)	1,563,385
157,441	CenturyLink, Inc. (b)	1,692,491
2,774	Charter Communications, Inc. – Class A (a) (b)	1,707,702
41,163	Cinemark Holdings, Inc. (b)	603,038
36,035	Comcast Corporation – Class A	1,614,728
11,553	Electronic Arts, Inc. (a)	1,611,297
60,493	Fox Corporation – Class A (b)	1,685,335
70,019	Liberty Latin America Ltd. – Class C (a)	667,981
113,951	Lions Gate Entertainment Corporation – Class A (a) (b)	1,109,883
13,327	Madison Square Garden Entertainment Corporation (a)	1,001,791
122,508	News Corporation – Class A	1,852,321
28,487	Omnicom Group, Inc. (b)	1,540,862
64,822	Telephone & Data Systems, Inc.	1,499,333
84,578	The Interpublic Group of Companies, Inc.	1,502,105
14,898	T-Mobile US, Inc. (a)	1,738,299
14,172	United States Cellular Corporation (a)	515,577
27,087	Verizon Communications, Inc.	1,605,446
66,090	Yelp, Inc. (a) (b)	1,528,001
		28,068,355
	Consumer Discretionary – 14.9%
38,247	Adtalem Global Education, Inc. (a)	1,269,800
15,039	Asbury Automotive Group, Inc. (a)	1,590,976
28,540	AutoNation, Inc. (a) (b)	1,622,784
38,361	Big Lots, Inc. (b)	1,808,721
40,444	BorgWarner, Inc. (b)	1,641,622
39,171	Cooper Tire & Rubber Company (b)	1,354,142
59,186	General Motors Company	1,753,681
17,343	Group 1 Automotive, Inc. (b)	1,499,129
40,392	Hanesbrands, Inc. (b)	617,594
23,830	John Wiley & Sons, Inc. – Class A	754,220
46,301	KB Home	1,655,724
34,890	Kohl’s Corporation (b)	745,250
30,980	La-Z-Boy, Inc.	1,006,850
13,341	Lear Corporation	1,519,940

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.9% (Continued)

	Consumer Discretionary – 14.9% (Continued)
22,125	Lennar Corporation – Class A	$1,655,393
6,982	Lithia Motors, Inc. – Class A (b)	1,738,239
55,388	LKQ Corporation (a)	1,758,015
15,918	Meritage Homes Corporation (a)	1,528,606
18,289	Mohawk Industries, Inc. (a)	1,688,623
11,692	Murphy USA, Inc. (a)	1,576,783
109,500	Norwegian Cruise Line Holdings Ltd. (a) (b)	1,873,545
72,251	Perdoceo Education Corporation (a)	1,038,247
35,804	PulteGroup, Inc.	1,596,500
47,033	Rent-A-Center, Inc.	1,443,913
12,630	Target Corporation	1,909,782
223,845	The Michaels Company, Inc. (a) (b)	2,518,256
70,361	The ODP Corporation (b)	1,645,040
12,274	TopBuild Corporation (a)	1,887,741
92,739	TRI Pointe Group, Inc. (a)	1,565,434
64,463	Urban Outfitters, Inc. (a) (b)	1,517,459
9,574	Whirlpool Corporation (b)	1,701,491
18,648	Williams-Sonoma, Inc. (b)	1,636,549
		49,120,049
	Consumer Staples – 8.1%
37,711	BJ’s Wholesale Club Holdings, Inc. (a) (b)	1,674,745
9,560	Casey’s General Stores, Inc.	1,700,246
56,416	Darling Ingredients, Inc. (a)	1,803,620
52,980	Edgewell Personal Care Company (a) (b)	1,521,056
17,837	Fresh Del Monte Produce, Inc. (b)	413,640
23,568	General Mills, Inc.	1,507,174
17,707	Ingredion, Inc. (b)	1,424,351
42,871	Molson Coors Brewing Company – Class B	1,613,664
35,870	Nu Skin Enterprises, Inc. (b)	1,695,575
64,689	Pilgrim’s Pride Corporation (a)	1,035,024
14,643	PriceSmart, Inc.	962,777
57,627	Sprouts Farmers Market, Inc. (a)	1,345,590
14,250	The JM Smucker Company (b)	1,712,565
44,198	The Kroger Company	1,576,985
25,636	Tyson Foods, Inc. – Class A	1,609,941
77,313	United Natural Foods, Inc. (a) (b)	1,395,500

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.9% (Continued)

	Consumer Staples – 8.1% (Continued)
14,245	Universal Corporation	$618,375
19,271	USANA Health Sciences, Inc. (a)	1,511,039
11,819	Walmart, Inc.	1,641,068
		26,762,935
	Energy – 3.4%
85,226	Cabot Oil & Gas Corporation	1,616,737
17,473	Chevron Corporation (b)	1,466,509
39,967	ConocoPhillips	1,514,350
112,669	EQT Corporation	1,788,057
41,090	HollyFrontier Corporation (b)	980,818
60,630	Marathon Oil Corporation (b)	320,126
253,802	Range Resources Corporation	1,893,363
632,946	Southwestern Energy Company (a) (b)	1,759,590
		11,339,550
	Financials – 11.8%
22,363	Affiliated Managers Group, Inc. (b)	1,535,220
10,737	Aflac, Inc.	389,968
10,108	Ameriprise Financial, Inc. (b)	1,584,934
14,692	Assurant, Inc. (b)	1,785,960
101,044	CNO Financial Group, Inc.	1,647,017
48,442	Federated Hermes, Inc.	1,158,248
29,745	First American Financial Corporation	1,563,695
17,734	Globe Life, Inc.	1,462,700
30,490	Green Dot Corporation (a)	1,587,309
94,598	Jefferies Financial Group, Inc.	1,659,249
20,352	LPL Financial Holdings, Inc.	1,672,120
28,689	Mercury General Corporation	1,283,259
41,423	Metlife, Inc. (b)	1,593,129
79,835	Old Republic International Corporation	1,286,142
38,384	OneMain Holdings, Inc.	1,116,207
11,903	Reinsurance Group of America, Inc.	1,091,267
33,328	Stifel Financial Corporation (b)	1,690,063
67,465	Synchrony Financial (b)	1,673,807
16,876	The Allstate Corporation	1,569,468
13,384	The Hanover Insurance Group, Inc.	1,371,726
38,494	The Hartford Financial Services Group, Inc.	1,557,082

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.9% (Continued)

	Financials – 11.8% (Continued)
17,812	The Progressive Corporation	$1,692,853
13,537	The Travelers Companies, Inc. (b)	1,570,833
51,411	Unum Group	950,075
31,855	Voya Financial, Inc.	1,653,593
106,213	Waddell & Reed Financial, Inc. (b)	1,672,855
18,215	Walker & Dunlop, Inc.	997,818
		38,816,597
	Health Care – 11.6%
16,099	AbbVie, Inc.	1,541,801
14,800	Alexion Pharmaceuticals, Inc. (a)	1,690,456
15,249	AmerisourceBergen Corporation	1,479,610
6,101	Amgen, Inc.	1,545,505
5,872	Anthem, Inc.	1,653,085
5,555	Biogen, Inc. (a)	1,597,840
27,521	Cardinal Health, Inc.	1,396,966
8,974	Cigna Corporation	1,591,718
24,610	CVS Health Corporation	1,528,773
17,696	DaVita, Inc. (a)	1,535,305
21,119	Gilead Sciences, Inc.	1,409,693
12,562	HCA Healthcare, Inc. (b)	1,704,915
23,628	Henry Schein, Inc. (a)	1,569,844
4,027	Humana, Inc.	1,671,890
7,923	Laboratory Corporation of America Holdings (a)	1,392,467
11,430	Magellan Health, Inc. (a)	862,508
10,119	McKesson Corporation (b)	1,552,659
69,724	MEDNAX, Inc. (a)	1,295,472
19,539	Merck & Company, Inc.	1,666,091
8,579	Molina Healthcare, Inc. (a)	1,586,858
62,085	Patterson Companies, Inc. (b)	1,801,086
39,900	Pfizer, Inc.	1,507,821
40,685	Prestige Consumer Healthcare, Inc. (a)	1,482,155
12,612	Quest Diagnostics, Inc.	1,402,959
10,406	Supernus Pharmaceuticals, Inc. (a)(b)	228,828
5,192	UnitedHealth Group, Inc.	1,622,760
		38,319,065

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.9% (Continued)

	Industrials – 10.2%
23,659	Arcosa, Inc.	$1,095,175
27,790	BMC Stock Holdings, Inc. (a)	1,109,377
69,666	Builders FirstSource, Inc. (a) (b)	2,133,173
7,984	Cummins, Inc.	1,654,684
20,599	EMCOR Group, Inc.	1,545,131
39,062	GMS, Inc. (a)	1,034,752
25,390	Hub Group, Inc. – Class A (a)	1,366,998
36,011	Knight-Swift Transportation Holdings, Inc.	1,637,060
21,987	ManpowerGroup, Inc.	1,611,867
31,616	MasTec, Inc. (a) (b)	1,460,975
19,616	Oshkosh Corporation	1,510,628
25,422	Owens Corning	1,719,544
18,222	PACCAR, Inc.	1,564,177
39,390	Quanta Services, Inc.	2,018,738
16,994	Regal Beloit Corporation	1,680,027
11,002	Saia, Inc. (a) (b)	1,476,468
58,159	Schneider National, Inc. – Class B	1,573,783
24,198	SkyWest, Inc.	814,263
27,584	UFP Industries, Inc.	1,637,110
8,265	UniFirst Corporation	1,592,004
9,835	United Rentals, Inc. (a)	1,741,287
36,548	Werner Enterprises, Inc.	1,681,573
		33,658,794
	Information Technology – 21.9%
36,195	Alliance Data Systems Corporation	1,632,756
25,943	Amdocs Ltd.	1,588,490
91,420	Amkor Technology, Inc. (a)	1,114,867
23,237	Arrow Electronics, Inc. (a)	1,825,499
59,727	Avnet, Inc.	1,643,090
27,402	Belden, Inc. (b)	922,899
6,932	CACI International, Inc. (a)	1,623,405
41,464	Cardtronics PLC (a) (b)	900,183
39,701	Cerence, Inc. (a) (b)	2,112,093
27,038	Ciena Corporation (a)	1,534,947
6,749	Cirrus Logic, Inc. (a)	408,922
33,645	Cisco Systems, Inc.	1,420,492

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.9% (Continued)

	Information Technology – 21.9% (Continued)
24,858	Cognizant Technology Solutions Corporation	$1,662,006
51,491	Corning, Inc.	1,671,398
14,324	CSG Systems International, Inc.	609,773
26,228	Dell Technologies, Inc. – Class C (a)	1,733,146
21,793	Diodes, Inc. (a)	1,064,806
33,120	EchoStar Corporation – Class A (a)	973,066
26,379	First Solar, Inc. (a) (b)	2,020,368
40,390	FormFactor, Inc. (a)	1,055,391
164,250	Hewlett Packard Enterprise Company	1,588,297
93,238	HP, Inc.	1,822,803
31,623	Intel Corporation (b)	1,611,192
12,510	International Business Machines Corporation (b)	1,542,608
47,589	Jabil, Inc.	1,625,164
64,184	Juniper Networks, Inc. (b)	1,604,600
70,745	KBR, Inc.	1,767,918
17,267	Leidos Holdings, Inc. (b)	1,562,491
17,208	ManTech International Corporation – Class A	1,288,019
21,406	MAXIMUS, Inc.	1,660,035
31,086	Micron Technology, Inc. (a)	1,414,724
36,253	NetApp, Inc. (b)	1,718,030
45,303	NETGEAR, Inc. (a)	1,510,855
37,701	NetScout Systems, Inc. (a) (b)	872,401
58,318	Nuance Communications, Inc. (a) (b)	1,747,207
9,955	OSI Systems, Inc. (a) (b)	783,956
62,504	Perspecta, Inc.	1,298,208
21,669	Plexus Corporation (a)	1,648,361
13,732	Qorvo, Inc. (a)	1,761,404
17,219	QUALCOMM, Inc.	2,050,783
47,448	Sanmina Corporation (a) (b)	1,342,778
19,820	Sykes Enterprises, Inc. (a)	656,141
20,066	Synaptics, Inc. (a) (b)	1,712,232
12,827	SYNNEX Corporation	1,630,953
17,898	Teradyne, Inc.	1,520,793
90,830	TTM Technologies, Inc. (a) (b)	1,040,912
69,327	Western Union Company (b)	1,635,424
103,520	Xerox Holdings Corporation	1,952,387

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.9% (Continued)

	Information Technology – 21.9% (Continued)
60,465	Xperi Holding Corporation (b)	$757,626
5,743	Zebra Technologies Corporation (a) (b)	1,645,542
		72,291,441
	Materials – 3.4%
30,929	Boise Cascade Company	1,416,548
78,403	Commercial Metals Company	1,636,271
50,396	Domtar Corporation	1,437,294
5,544	Eastman Chemical Company	405,322
36,616	Nucor Corporation	1,664,563
15,533	Reliance Steel & Aluminum Company	1,628,946
56,974	Steel Dynamics, Inc.	1,681,872
45,837	WestRock Company	1,390,236
		11,261,052
	Real Estate – 3.1%
115,357	Apple Hospitality REIT, Inc.	1,173,181
37,207	CBRE Group, Inc. (a)	1,749,845
109,412	CoreCivic, Inc.	1,018,626
48,842	Equity Commonwealth	1,533,150
100,815	Host Hotels & Resorts, Inc. (b)	1,132,152
5,691	Lexington Realty Trust	64,707
169,750	Realogy Holdings Corporation (b)	1,880,830
137,747	Sunstone Hotel Investors, Inc.	1,147,433
62,150	Xenia Hotels & Resorts, Inc.	558,107
		10,258,031
	Utilities – 3.0%
7,927	Avangrid, Inc. (b)	380,813
41,008	Exelon Corporation	1,513,605
37,219	Hawaiian Electric Industries, Inc.	1,288,150
32,208	MDU Resources Group, Inc.	760,753
37,557	National Fuel Gas Company	1,714,101
46,149	NRG Energy, Inc. (b)	1,587,987
29,994	Portland General Electric Company	1,144,271
85,507	Vistra Energy Corporation	1,644,300
		10,033,980
	TOTAL COMMON STOCKS (Cost $327,268,594)	329,929,849

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
SHORT-TERM INVESTMENTS – 0.0% (c)

	Money Market Deposit Account – 0.0% (c)
$129,632	U.S. Bank Money Market
	Deposit Account, 0.040% (d)	$129,632
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $129,632)	129,632

Units
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 22.3%

	Private Funds – 22.3%
73,793,231	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.210% (e)	73,793,231
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $73,793,231)	73,793,231
	TOTAL INVESTMENTS – 122.2%
	(Cost $401,191,457)	403,852,712
	Liabilities in Excess of Other Assets – (22.2)%	(73,495,806)
	NET ASSETS – 100.0%	$330,356,906

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of August 31, 2020. Total value of securities out on loan is $70,934,546 or 21.5% of net assets.
(c)	Less than 0.05%.
(d)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2020.

(e)	Annualized seven-day yield as of August 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2020

Principal
Amount	Security Description	Value
CORPORATE BONDS – 25.0%

	Communication Services – 1.5%
$885,000	AT&T, Inc.
	08/15/2058, 5.300%	$1,169,626
830,000	Charter Communications Operating LLC /
	Charter Communications Operating Capital
	10/23/2055, 6.834%	1,146,138
935,000	The Interpublic Group of Companies, Inc.
	10/01/2048, 5.400%	1,110,695
1,125,000	VeriSign, Inc.
	07/15/2027, 4.750%	1,200,617
970,000	ViacomCBS, Inc.
	04/30/2036, 6.875%	1,327,498
		5,954,574
	Consumer Discretionary – 2.6%
1,095,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	1,130,639
805,000	General Motors Company
	04/01/2046, 6.750%	979,728
910,000	Hasbro, Inc. (a)
	03/15/2040, 6.350%	1,084,957
1,000,000	Kohl’s Corporation
	05/15/2025, 9.500%	1,205,375
1,185,000	Las Vegas Sands Corporation
	08/08/2029, 3.900%	1,200,863
1,070,000	Lear Corporation
	09/15/2027, 3.800%	1,144,110
1,225,000	Mohawk Industries, Inc.
	05/15/2030, 3.625%	1,313,996
1,510,000	Nordstrom, Inc.
	04/01/2030, 4.375%	1,221,436
1,065,000	Tapestry, Inc.
	07/15/2027, 4.125%	1,041,367
		10,322,471
	Consumer Staples – 0.9%
1,005,000	Altria Group, Inc.
	01/31/2044, 5.375%	1,250,960

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 25.0% (Continued)

	Consumer Staples – 0.9% (Continued)
$950,000	Kraft Heinz Foods Company
	02/09/2040, 6.500%	$1,210,363
1,090,000	Molson Coors Brewing Company
	05/01/2042, 5.000%	1,236,408
		3,697,731
	Energy – 5.7%
1,155,000	Cimarex Energy Company
	05/15/2027, 3.900%	1,191,070
990,000	Concho Resources, Inc.
	10/01/2027, 3.750%	1,087,591
940,000	Devon Energy Corporation (a)
	09/30/2031, 7.875%	1,237,272
1,370,000	Enable Midstream Partners LP (a)
	05/15/2044, 5.000%	1,184,463
1,009,000	Energy Transfer Operating LP
	07/01/2038, 7.500%	1,189,796
	Enterprise Products Operating LLC (b)
1,570,000	08/16/2077, 4.875%	1,397,300
165,000	02/15/2078, 5.375%	150,687
	Halliburton Company
100,000	09/15/2038, 6.700%	128,246
900,000	09/15/2039, 7.450%	1,230,298
1,150,000	Hess Corporation
	01/15/2040, 6.000%	1,334,183
980,000	HollyFrontier Corporation
	04/01/2026, 5.875%	1,078,695
1,010,000	Kinder Morgan Energy Partners LP
	01/15/2038, 6.950%	1,346,556
	Marathon Oil Corporation
195,000	03/15/2032, 6.800%	215,803
1,010,000	10/01/2037, 6.600%	1,091,412
1,115,000	MPLX LP
	04/15/2058, 4.900%	1,189,872

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 25.0% (Continued)

	Energy – 5.7% (Continued)
$1,260,000	Newfield Exploration Company
	01/01/2026, 5.375%	$1,252,768
	ONEOK Partners LP
1,430,000	10/01/2036, 6.650%	1,651,884
150,000	10/15/2037, 6.850%	172,390
1,075,000	Phillips 66 Partners LP
	10/01/2046, 4.900%	1,163,333
1,200,000	Plains All American Pipeline LP /
	PAA Finance Corporation
	01/15/2037, 6.650%	1,361,402
930,000	The Williams Companies, Inc.
	04/15/2040, 6.300%	1,174,789
670,000	Valero Energy Corporation
	06/15/2037, 6.625%	908,466
		22,738,276
	Financials – 5.2%
1,115,000	American Equity Investment Life Holding Company
	06/15/2027, 5.000%	1,219,439
1,115,000	American International Group, Inc. (b)
	04/01/2048, 5.750%	1,232,357
1,155,000	Ares Capital Corporation
	03/01/2025, 4.250%	1,193,913
1,000,000	Athene Holding Ltd.
	04/03/2030, 6.150%	1,208,391
1,225,000	Brighthouse Financial, Inc.
	06/22/2047, 4.700%	1,184,212
1,150,000	Discover Bank (b)
	08/09/2028, 4.682%	1,203,987
1,050,000	Enstar Group Ltd.
	06/01/2029, 4.950%	1,172,555
705,000	Fifth Third Bancorp
	03/01/2038, 8.250%	1,173,824
1,150,000	GLP Capital LP / GLP Financing II, Inc.
	06/01/2028, 5.750%	1,311,305

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 25.0% (Continued)

	Financials – 5.2% (Continued)
$1,245,000	Host Hotels & Resorts LP
	12/15/2029, 3.375%	$1,211,897
920,000	Legg Mason, Inc.
	01/15/2044, 5.625%	1,255,236
1,010,000	Markel Corporation
	04/05/2046, 5.000%	1,332,752
735,000	MetLife, Inc.
	08/01/2069, 10.750%	1,197,761
1,000,000	Prudential Financial, Inc. (b)
	09/15/2048, 5.700%	1,156,752
1,205,000	Synchrony Financial
	08/04/2026, 3.700%	1,256,108
305,000	The Allstate Corporation (b)
	05/15/2067, 6.500%	395,974
1,035,000	Unum Group
	08/15/2042, 5.750%	1,185,984
1,155,000	Voya Financial, Inc. (b)
	05/15/2053, 5.650%	1,208,990
		21,101,437
	Health Care – 0.3%
1,035,000	Cardinal Health, Inc.
	06/15/2047, 4.368%	1,155,561

	Industrials – 2.2%
1,020,000	BNSF Funding Trust I (b)
	12/15/2055, 6.613%	1,155,760
1,045,000	Delta Air Lines, Inc.
	04/19/2028, 4.375%	979,123
950,000	FedEx Corporation
	01/15/2044, 5.100%	1,201,920
1,240,000	Kirby Corporation
	03/01/2028, 4.200%	1,308,440

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 25.0% (Continued)

	Industrials – 2.2% (Continued)
$1,170,000	Owens Corning
	07/15/2047, 4.300%	$1,259,113
1,125,000	Southwest Airlines Company
	06/15/2027, 5.125%	1,229,621
650,000	Stanley Black & Decker, Inc. (a) (b)
	03/15/2060, 4.000%	683,474
1,050,000	Westinghouse Air Brake Technologies Corporation (g)
	09/15/2028, 4.950%	1,208,999
		9,026,450
	Information Technology – 1.6%
270,000	Corning, Inc.
	11/15/2079, 5.450%	338,924
950,000	Hewlett Packard Enterprise Company
	10/15/2045, 6.350%	1,227,272
945,000	HP, Inc.
	09/15/2041, 6.000%	1,163,516
1,170,000	Jabil, Inc.
	01/12/2028, 3.950%	1,288,958
970,000	Micron Technology, Inc.
	02/06/2029, 5.327%	1,160,982
1,085,000	Seagate HDD Cayman
	06/01/2027, 4.875%	1,215,352
		6,395,004
	Materials – 1.2%
1,035,000	Martin Marietta Materials, Inc.
	12/15/2047, 4.250%	1,173,469
920,000	Sonoco Products Company
	11/01/2040, 5.750%	1,209,895
700,000	The Dow Chemical Company
	05/15/2039, 9.400%	1,193,500
1,005,000	Vulcan Materials Company
	06/15/2047, 4.500%	1,175,093
		4,751,957

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 25.0% (Continued)

	Real Estate – 1.6%
$1,155,000	Brixmor Operating Partnership LP
	07/01/2030, 4.050%	$1,243,813
1,330,000	EPR Properties
	08/15/2029, 3.750%	1,177,219
1,110,000	MPT Operating Partnership LP /
	MPT Finance Corporation
	10/15/2027, 5.000%	1,175,795
1,125,000	Omega Healthcare Investors, Inc. (a)
	01/15/2026, 5.250%	1,235,611
1,190,000	Sabra Health Care LP
	08/15/2026, 5.125%	1,297,980
205,000	United Rentals North America, Inc.
	11/15/2027, 3.875%	213,969
		6,344,387
	Utilities – 2.2%
1,150,000	Dominion Energy, Inc. (b)
	10/01/2054, 5.750%	1,232,545
1,210,000	Edison International
	03/15/2028, 4.125%	1,264,935
920,000	Exelon Generation Company LLC
	10/01/2039, 6.250%	1,139,139
1,115,000	National Fuel Gas Company
	01/15/2026, 5.500%	1,223,767
1,200,000	NextEra Energy Capital Holdings, Inc. (b)
	12/01/2077, 4.800%	1,296,135
815,000	PSEG Power LLC
	04/15/2031, 8.625%	1,204,340
1,325,000	The Southern Company (b)
	03/15/2057, 5.500%	1,367,972
		8,728,833
	TOTAL CORPORATE BONDS
	(Cost $94,863,615)	100,216,681

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.5%
	Federal Home Loan Banks
$240,000	11/29/2021, 1.875%	$245,194
265,000	12/10/2021, 2.625%	273,478
140,000	03/11/2022, 2.250%	144,448
145,000	03/11/2022, 2.500%	150,186
175,000	06/10/2022, 2.125%	181,131
150,000	09/09/2022, 2.000%	155,703
100,000	12/09/2022, 1.875%	103,807
100,000	02/17/2023, 1.375%	102,926
100,000	03/10/2023, 2.125%	104,895
50,000	06/09/2023, 2.125%	52,592
95,000	12/08/2023, 3.375%	104,569
360,000	06/09/2028, 3.250%	428,015
200,000	11/16/2028, 3.250%	238,993
150,000	07/15/2036, 5.500%	234,714
		2,520,651
	Federal Home Loan Mortgage Corporation
255,000	01/13/2022, 2.375%	262,840
50,000	05/05/2023, 0.375%	50,145
50,000	06/19/2023, 2.750%	53,509
150,000	09/15/2029, 6.750%	225,749
200,000	03/15/2031, 6.750%	312,845
50,000	07/15/2032, 6.250%	78,258
		983,346
	Federal National Mortgage Association
260,000	01/05/2022, 2.000%	266,664
335,000	01/11/2022, 2.625%	346,242
130,000	04/05/2022, 1.875%	133,571
125,000	04/12/2022, 2.250%	129,310
130,000	09/06/2022, 1.375%	133,140
110,000	10/05/2022, 2.000%	114,208
110,000	01/19/2023, 2.375%	115,743
100,000	09/24/2026, 1.875%	107,988
350,000	05/15/2029, 6.250%	505,887
200,000	01/15/2030, 7.125%	309,214
220,000	05/15/2030, 7.250%	346,483
150,000	11/15/2030, 6.625%	230,772

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.5% (Continued)
	Federal National Mortgage Association (Continued)
$100,000	07/15/2037, 5.625%	$159,123
1,500,000	09/01/2040, 4.000% (c)	1,598,848
8,400,000	09/15/2041, 3.500% (c)	8,861,672
8,140,000	09/15/2041, 4.500% (c)	8,792,790
4,890,000	09/15/2042, 3.000% (c)	5,155,130
1,680,000	09/15/2046, 2.500% (c)	1,768,200
		29,074,985
	Government National Mortgage Association
1,710,000	09/15/2040, 4.000% (c)	1,808,525
1,600,000	09/15/2041, 4.000% (c)	1,704,187
1,600,000	09/15/2042, 3.000% (c)	1,684,875
1,600,000	09/15/2042, 3.500% (c)	1,680,625
1,600,000	09/15/2042, 3.500% (c)	1,683,938
1,600,000	09/01/2043, 3.000% (c)	1,679,125
1,600,000	09/15/2050, 2.500% (c)	1,681,625
1,600,000	09/15/2050, 2.500% (c)	1,686,000
		13,608,900
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $45,824,408)	46,187,882

U.S. GOVERNMENT AGENCY ISSUES – 1.4%

	Utilities – 1.4%
	Tennessee Valley Authority
340,000	08/15/2022, 1.875%	350,908
180,000	09/15/2024, 2.875%	198,374
325,000	11/01/2025, 6.750%	426,674
670,000	02/01/2027, 2.875%	761,852
475,000	05/01/2030, 7.125%	737,408
650,000	04/01/2036, 5.880%	1,016,977
660,000	01/15/2038, 6.150%	1,077,389
500,000	09/15/2039, 5.250%	766,968
130,000	12/15/2042, 3.500%	165,896
		5,502,446
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $5,047,326)	5,502,446

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 61.5%

	U.S. Treasury Bonds – 28.6%
	United States Treasury Bonds
$600,000	08/15/2023, 6.250%	$708,234
10,125,000	02/15/2026, 6.000% (a)	13,236,460
950,000	11/15/2027, 6.125%	1,332,227
8,820,000	08/15/2028, 5.500% (a)	12,236,372
3,035,000	11/15/2028, 5.250%	4,182,017
5,230,000	02/15/2029, 5.250%	7,254,786
1,905,000	05/15/2030, 6.250%	2,912,492
400,000	11/15/2039, 4.375%	623,594
1,140,000	02/15/2040, 4.625%	1,832,639
1,850,000	05/15/2040, 4.375%	2,897,924
3,095,000	11/15/2040, 4.250%	4,797,008
3,375,000	02/15/2041, 4.750%	5,556,489
4,745,000	05/15/2041, 4.375%	7,492,837
3,295,000	08/15/2041, 3.750%	4,826,660
1,140,000	02/15/2043, 3.125%	1,540,737
4,835,000	08/15/2043, 3.625%	7,038,513
4,885,000	11/15/2043, 3.750%	7,241,058
2,905,000	02/15/2044, 3.625%	4,235,740
		89,945,787
	United States Treasury Inflation Indexed Bonds
199,399	07/15/2023, 0.375%	210,882
497,376	10/15/2024, 0.125%	532,957
1,012,061	01/15/2025, 2.375%	1,188,251
1,756,568	04/15/2025, 0.125%	1,889,806
1,805,429	01/15/2026, 2.000%	2,149,821
1,390,533	01/15/2028, 1.750%	1,710,337
1,753,290	04/15/2028, 3.625%	2,429,853
1,344,818	01/15/2029, 2.500%	1,777,065
1,850,441	04/15/2029, 3.875%	2,693,489
1,122,240	01/15/2030, 0.125%	1,256,442
1,699,285	04/15/2032, 3.375%	2,614,386
1,097,312	02/15/2040, 2.125%	1,678,307
1,094,796	02/15/2041, 2.125%	1,693,114
410,720	02/15/2042, 0.750%	513,728

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 61.5% (Continued)

	U.S. Treasury Bonds – 28.6% (Continued)
	United States Treasury Inflation
	Indexed Bonds (Continued)
$790,509	02/15/2043, 0.625%	$968,931
503,294	02/15/2044, 1.375%	713,744
197,059	02/15/2045, 0.750%	250,611
146,881	02/15/2046, 1.000%	198,323
		24,470,047
	U.S. Treasury Notes – 32.9%
	United States Treasury Notes
5,695,000	11/30/2021, 1.750%	5,807,565
4,530,000	11/30/2021, 1.875%	4,627,501
6,060,000	12/31/2021, 2.000%	6,209,606
5,315,000	12/31/2021, 2.125%	5,454,934
5,135,000	01/15/2022, 2.500%	5,300,383
3,940,000	01/31/2022, 1.500%	4,015,414
5,245,000	01/31/2022, 1.875% (a)	5,372,847
1,465,000	02/15/2022, 2.000%	1,504,458
3,770,000	02/15/2022, 2.500%	3,899,226
910,000	02/28/2022, 1.750%	931,861
1,015,000	02/28/2022, 1.875%	1,041,287
12,460,000	08/15/2022, 1.500% (a)	12,791,942
16,295,000	08/15/2022, 1.625% (a)	16,770,483
13,080,000	08/31/2022, 1.625% (a)	13,469,845
10,540,000	08/31/2022, 1.875% (a)	10,906,430
8,430,000	09/30/2022, 1.750%	8,714,513
4,730,000	09/30/2022, 1.875%	4,901,462
3,130,000	10/15/2022, 1.375%	3,212,163
505,000	10/31/2022, 2.000% (a)	525,338
		115,457,258
	United States Treasury Inflation Indexed Notes
1,756,727	01/15/2024, 0.625%	1,882,734
2,156,758	04/15/2024, 0.500%	2,310,505
575,426	07/15/2024, 0.125%	614,147
1,442,157	01/15/2025, 0.250%	1,553,731
565,287	07/15/2025, 0.375%	619,732

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 61.5% (Continued)

	U.S. Treasury Notes – 32.9% (Continued)
	United States Treasury Inflation
	Indexed Notes (Continued)
$1,009,004	01/15/2026, 0.625%	$1,123,332
559,255	07/15/2026, 0.125%	612,997
976,506	01/15/2027, 0.375%	1,086,652
879,981	07/15/2027, 0.375%	988,576
1,280,284	01/15/2028, 0.500%	1,451,381
1,201,602	07/15/2028, 0.750%	1,400,290
1,342,576	01/15/2029, 0.875%	1,581,807
987,673	07/15/2029, 0.250%	1,118,409
		16,344,293
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $235,632,523)	246,217,385

Principal
Amount
SHORT-TERM INVESTMENTS – 9.8%

	Money Market Deposit Account – 9.8%
$39,341,125	U.S. Bank Money Market
	Deposit Account, 0.040% (d) (e)	39,341,125
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $39,341,125)	39,341,125

Units
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 21.7%

	Private Funds – 21.7%
86,980,495	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.210% (f)	86,980,495
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $86,980,495)	86,980,495
	TOTAL INVESTMENTS – 130.9%
	(Cost $507,689,492)	524,446,014
	Liabilities in Excess of Other Assets – (30.9)%	(123,951,573)
	NET ASSETS – 100.0%	$400,494,441

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2020 (Continued)

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is out on loan as of August 31, 2020. Total value of securities out on loan is $85,241,001 or 21.3% of net assets.
(b)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of August 31, 2020.

(c)	Security purchased on a forward-commitment basis (“TBA commitment”). On August 31, 2020, the total value of TBA commitments was $39,785,540 or 9.9% of net assets. (See Note 2).
(d)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2020.

(e)
All or portion of this security has been pledged as collateral in connection with TBA commitments. At August 31, 2020, the value of securities pledged amounted to $39,341,125. In addition, the Fund held cash collateral in the amount of $800,000.

(f)	Annualized seven-day yield as of August 31, 2020.
(g)	Variable rate security. Coupon changes periodically based upon a predetermined schedule or bond rating. Interest rate disclosed is that which is in effect at August 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2020

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$445,060,413	$403,852,712	$524,446,014
Cash Held as Collateral
for TBA Commitments	—	—	800,000
Foreign Currency, at Value*	167,165	—	—
Interest and Dividends Receivable	1,207,075	428,929	2,251,557
Dividend Tax Reclaim Receivable	1,709,992	—	—
Securities Lending Income Receivable	23,000	2,473	1,733
Total Assets	448,167,645	404,284,114	527,499,304
LIABILITIES
Payable for Investment
Securities Purchased	—	—	39,891,884
Management Fees Payable,
Net of Waiver	220,547	133,977	132,484
Collateral Received for
Securities Loaned (See Note 4)	10,646,018	73,793,231	86,980,495
Total Liabilities	10,866,565	73,927,208	127,004,863
NET ASSETS	$437,301,080	$330,356,906	$400,494,441
NET ASSETS CONSIST OF:
Paid-in Capital	$628,899,185	$416,856,973	$389,901,560
Total Distributable Earnings
(Accumulated Deficit)	(191,598,105)	(86,500,067)	10,592,881
Net Assets	$437,301,080	$330,356,906	$400,494,441
Net Asset Value
(unlimited shares authorized):
Net Assets	$437,301,080	$330,356,906	$400,494,441
Shares Outstanding (No Par Value)	20,300,000	11,000,000	7,700,000
Net Asset Value, Offering and
Redemption Price per Share	$21.54	$30.03	$52.01
* Identified Cost:
Investments in Securities	$464,775,912	$401,191,457	$507,689,492
Foreign Currency	166,481	—	—
+ Includes loaned securities
with a value of	$10,204,225	$70,934,546	$85,241,001

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2020

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends*	$15,279,612	$8,091,245	$—
Securities Lending Income, Net	169,953	159,521	1,733
Interest	9,918	5,211	12,437,620
Total Investment Income	15,459,483	8,255,977	12,439,353
EXPENSES
Management Fees	3,252,186	2,033,173	1,803,273
Total Expenses	3,252,186	2,033,173	1,803,273
Fees Waived by Adviser
(See Note 3)	(55,490)	(40,228)	(48,927)
Net Expenses	3,196,696	1,992,945	1,754,346
Net Investment Income (Loss)	12,262,787	6,263,032	10,685,007

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	(31,522,678)	(9,974,496)	11,008,383
Foreign Currency	(451,064)	—	—
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	(4,680,547)	5,800,865	(5,965,822)
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	124,074	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	(36,530,215)	(4,173,631)	5,042,561
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$(24,267,428)	$2,089,401	$15,727,568
* Net of withholding tax of	$(1,993,041)	$—	$—

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2020	August 31, 2019
OPERATIONS
Net Investment Income (Loss)	$12,262,787	$18,058,604
Net Realized Gain (Loss) on Investments
and Foreign Currency	(31,973,742)	(36,158,428)
Change in Unrealized Appreciation
(Depreciation) of Investments
and Foreign Currency	(4,556,473)	(30,876,279)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(24,267,428)	(48,976,103)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(15,484,939)	(16,869,109)
Total Distributions to Shareholders	(15,484,939)	(16,869,109)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	67,694,030	50,953,440
Payments for Shares Redeemed	(160,109,650)	(25,420,650)
Transaction Fees (Note 7)	124,045	29,913
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	(92,291,575)	25,562,703
Net Increase (Decrease) in Net Assets	$(132,043,942)	$(40,282,509)

NET ASSETS
Beginning of Period	$569,345,022	$609,627,531
End of Period	$437,301,080	$569,345,022

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Shares Sold	2,900,000	2,100,000
Shares Redeemed	(7,800,000)	(1,100,000)
Net Increase (Decrease)	(4,900,000)	1,000,000

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2020	August 31, 2019
OPERATIONS
Net Investment Income (Loss)	$6,263,032	$8,106,238
Net Realized Gain (Loss) on Investments	(9,974,496)	(13,053,122)
Change in Unrealized Appreciation
(Depreciation) of Investments	5,800,865	(87,329,242)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,089,401	(92,276,126)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(6,628,517)	(8,142,853)
Total Distributions to Shareholders	(6,628,517)	(8,142,853)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	14,116,270	25,283,130
Payments for Shares Redeemed	(157,633,130)	(117,807,110)
Transaction Fees (Note 7)	—	779
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	(143,516,860)	(92,523,201)
Net Increase (Decrease) in Net Assets	$(148,055,976)	$(192,942,180)

NET ASSETS
Beginning of Period	$478,412,882	$671,355,062
End of Period	$330,356,906	$478,412,882

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Shares Sold	600,000	800,000
Shares Redeemed	(5,700,000)	(3,700,000)
Net Increase (Decrease)	(5,100,000)	(2,900,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2020	August 31, 2019
OPERATIONS
Net Investment Income (Loss)	$10,685,007	$15,085,361
Net Realized Gain (Loss) on Investments	11,008,383	5,058,083
Change in Unrealized Appreciation
(Depreciation) of Investments	(5,965,822)	26,256,305
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,727,568	46,399,749

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(11,728,591)	(15,195,394)
Total Distributions to Shareholders	(11,728,591)	(15,195,394)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	28,692,070
Payments for Shares Redeemed	(90,220,560)	(110,139,270)
Transaction Fees (Note 7)	103,997	58,942
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	(90,116,563)	(81,388,258)
Net Increase (Decrease) in Net Assets	$(86,117,586)	$(50,183,903)

NET ASSETS
Beginning of Period	$486,612,027	$536,795,930
End of Period	$400,494,441	$486,612,027

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Shares Sold	—	600,000
Shares Redeemed	(1,800,000)	(2,300,000)
Net Increase (Decrease)	(1,800,000)	(1,700,000)

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended August 31,
	2020		2019	2018	2017	2016
Net Asset Value,
Beginning of Period	$22.59		$25.19	$27.16	$21.60	$20.82

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.51		0.74	0.60	0.50	0.46
Net Realized and Unrealized
Gain (Loss) on Investments	(0.93	)(d)	(2.64)	(1.91)	5.60	0.70
Total from Investment
Operations	(0.42)		(1.90)	(1.31)	6.10	1.16

LESS DISTRIBUTIONS:
From Net Investment Income	(0.64)		(0.70)	(0.66)	(0.54)	(0.38)
Total Distributions	(0.64)		(0.70)	(0.66)	(0.54)	(0.38)

CAPITAL SHARE
TRANSACTIONS:
Transaction Fees (See Note 7)	0.01		— (b)	— (b)	— (b)	— (b)
Net Asset Value, End of Period	$21.54		$22.59	$25.19	$27.16	$21.60
Total Return	-1.98%		-7.61%	-4.97%	28.70%	5.68%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$437,301		$569,345	$609,628	$722,364	$583,078

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.61%		0.61%	0.64%	0.68%	0.68%
Expenses to Average
Net Assets (After
Management Fees Waived)	0.60%		0.61%	0.63%	0.68%	0.68%
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	2.29%		3.09%	2.18%	2.13%	2.25%
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	2.30%		3.09%	2.19%	2.13%	2.25%
Portfolio Turnover Rate(c)	79%		76%	66%	73%	106%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005.
(c)	Excludes impact of in-kind transactions.
(d)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value,
Beginning of Period	$29.72	$35.33	$29.83	$26.55	$25.37

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.45	0.49	0.40	0.35	0.47
Net Realized and Unrealized
Gain (Loss) on Investments	0.33 (d)	(5.60)	5.52	3.20	1.17
Total from Investment
Operations	0.78	(5.11)	5.92	3.55	1.64

LESS DISTRIBUTIONS:
From Net Investment Income	(0.47)	(0.50)	(0.42)	(0.27)	(0.46)
Total Distributions	(0.47)	(0.50)	(0.42)	(0.27)	(0.46)

CAPITAL SHARE
TRANSACTIONS:
Transaction Fees (See Note 7)	—	— (b)	—	—	—
Net Asset Value, End of Period	$30.03	$29.72	$35.33	$29.83	$26.55
Total Return	2.70%	-14.49%	19.95%	13.42%	6.61%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$330,357	$478,413	$671,355	$501,156	$467,248

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.50%	0.50%	0.52%	0.55%	0.55%
Expenses to Average
Net Assets (After
Management Fees Waived)	0.49%	0.50%	0.51%	0.55%	0.55%
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	1.53%	1.56%	1.20%	1.24%	1.87%
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	1.54%	1.56%	1.21%	1.24%	1.87%
Portfolio Turnover Rate(c)	66%	71%	63%	68%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005.
(c)	Excludes impact of in-kind transactions.
(d)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value,
Beginning of Period	$51.22	$47.93	$50.26	$51.65	$49.57

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	1.23	1.50	1.17	0.92	0.86
Net Realized and Unrealized
Gain (Loss) on Investments	0.88 (d)	3.34	(2.39)	(0.74)	1.96
Total from Investment
Operations	2.11	4.84	(1.22)	0.18	2.82

LESS DISTRIBUTIONS:
From Net Investment Income	(1.33)	(1.56)	(1.11)	(0.93)	(0.74)
From Net Realized Gains	—	—	—	(0.65)	—
Total Distributions	(1.33)	(1.56)	(1.11)	(1.58)	(0.74)

CAPITAL SHARE
TRANSACTIONS:
Transaction Fees (See Note 7)	0.01	0.01	— (b)	0.01	— (b)
Net Asset Value, End of Period	$52.01	$51.22	$47.93	$50.26	$51.65
Total Return	4.26%	10.37%	-2.42%	0.50%	5.76%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$400,494	$486,612	$536,796	$557,851	$480,334

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.41%	0.41%	0.43%	0.45%	0.45%
Expenses to Average
Net Assets (After
Management Fees Waived)	0.40%	0.41%	0.42%	0.45%	0.45%
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	2.42%	3.11%	2.42%	1.86%	1.72%
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	2.43%	3.11%	2.43%	1.86%	1.72%
Portfolio Turnover Rate(c)	247%	384%	324%	296%	440%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005.
(c)	Excludes impact of in-kind transactions.
(d)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the performance, before fees and expenses, of the Vident Core International Equity Index, the Vident Core U.S. Stock Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October 29, 2013; Vident Core U.S. Equity Fund commenced operations on January 21, 2014; and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

The end of the reporting period for the Funds is August 31, 2020, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator. These shares are generally classified as Level 2 instruments.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Vident International Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$427,293,720	$—	$—	$427,293,720
Preferred Stocks	6,352,469	—	—	6,352,469
Short-Term Investments	768,206	—	—	768,206
Investments Purchased
with Proceeds from
Securities Lending	—	10,646,018	—	10,646,018
Total Investments
in Securities	$434,414,395	$10,646,018	$—	$445,060,413

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$329,929,849	$—	$—	$329,929,849
Short-Term Investments	129,632	—	—	129,632
Investments Purchased
with Proceeds from
Securities Lending	—	73,793,231	—	73,793,231
Total Investments
in Securities	$330,059,481	$73,793,231	$—	$403,852,712

^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Bond Strategy ETF

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$100,216,681	$—	$100,216,681
Mortgage Backed
Securities – U.S.
Government Agency	—	46,187,882	—	46,187,882
U.S. Government
Agency Issues	—	5,502,446	—	5,502,446
U.S. Government
Notes/Bonds	—	246,217,385	—	246,217,385
Short-Term Investments	39,341,125	—	—	39,341,125
Investments Purchased
with Proceeds from
Securities Lending	—	86,980,495	—	86,980,495
Total Investments
in Securities	$39,341,125	$485,104,889	$—	$524,446,014

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

During the current fiscal period, the Funds did not recognize any transfers into or out of Level 3.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Securities Purchased or Sold on a Forward-Commitment Basis.  Vident Core U.S. Bond Strategy ETF may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statement of Assets and Liabilities for the Vident Core U.S. Bond Strategy ETF as of the end of the current fiscal period is as follows:

Statement of Assets and Liabilities – Values of TBA Commitments as of the end of the current fiscal period

	Liabilities
	Location	Value
TBA Commitments –	Payable for Investment
Credit/interest rate risk	Securities Purchased	$39,891,884

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA		Change in Unrealized Appreciation
Commitments Recognized in Income		(Depreciation) Recognized in Income
	Investments		Investments
	in Securities		in Securities
TBA Commitments	$1,200,414	TBA Commitments	$(189,331)

The average monthly value of TBA Commitments during the current fiscal period was $43,468,558.

OFFSETTING ASSETS AND LIABILITIES

The Vident Core U.S. Bond Strategy ETF is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.

Liabilities				Gross Amounts not offset
in the Statement of
Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
TBA Commitments
Goldman Sachs
& Co. LLC	$20,706,020	$—	$20,706,020	$(20,406,020)	$(300,000)	$—
Wells Fargo
Securities, LLC	19,185,864	—	19,185,864	(18,685,864)	(500,000)	—
	$39,891,884	$—	$39,891,884	$(39,091,884)	$(800,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

D.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends and foreign taxes on

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

F.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation.  The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2020 the following table shows the reclassifications made:

	Distributable Earnings
	(Accumulated Deficit)	Paid-In Capital
Vident International Equity Fund	$862,106	$(862,106)
Vident Core U.S. Equity Fund	$3,156,054	$(3,156,054)
Vident Core U.S. Bond Strategy ETF	$(2,017,575)	$2,017,575

During the fiscal year ended August 31, 2020, the Funds realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains/(losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Vident International Equity Fund	$(862,106)
Vident Core U.S. Equity Fund	$(3,156,054)
Vident Core U.S. Bond Strategy ETF	$2,017,575

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

L.
New Accounting Pronouncements.  In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount;

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

which continues to be amortized to estimated maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has evaluated and adopted ASU 2017-08 and concluded these changes do not have a material impact on the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC (the “Adviser”) serves as the investment adviser to the Funds, and is a wholly-owned subsidiary of Vident Financial, LLC, the Index Provider (“Vident Financial”). Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, Vident Investment Advisory, LLC (the “Sub-Adviser”) a wholly-owned subsidiary of Vident Financial.  For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.61%, Vident Core U.S. Equity Fund pays the Adviser 0.50%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets. Effective February 1, 2020, the Adviser contractually waived 0.02% of its advisory fee from each of the Funds until at least January 31, 2021. Fees waived under this waiver agreement are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

Effective January 2, 2020, ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to January 2, 2020, Quasar Distributors, LLC acted as the Funds’ principal underwriter.

The Custodian and Bank of New York Mellon (“BNY” or the “Sub-Custodian”) (together the “Securities Lending Agents”) act as Vident International Equity Fund’s securities lending agents. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreements provide that, in the event of a borrower’s material default, the Securities Lending Agents shall take all actions the Securities Lending Agents deem appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agents’ expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreements between the Funds and the Securities Lending Agents.

As of the end of the current fiscal period, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to the Securities Lending Agents were as follows:

	Value of	Payable for Collateral
	Securities	Received (excludes
Fund	on Loan	non-cash collateral)
Vident International Equity Fund	$10,204,225	$10,646,018
Vident Core U.S. Equity Fund	$70,934,546	$73,793,231
Vident Core U.S. Bond Strategy ETF	$85,241,001	$86,980,495

Vident International Equity Fund receives cash and non-cash as collateral in return for securities loaned as part of the securities lending program. The cash collateral is invested in private funds and repurchase agreements with selected commercial banks and broker dealers, under which the Fund acquires U.S. Government obligations, as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at the end of the current fiscal period. The Schedule of Investments for the Fund includes the investments purchased with particular cash collateral holdings as of the end of the current fiscal period.  Non-cash collateral received by Vident International Equity Fund was in the form of U.S. Treasury Notes and Bonds with a value of $302,184.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$169,953
Vident Core U.S. Equity Fund	$159,521
Vident Core U.S. Bond Strategy ETF	$1,733

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

Vident International Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Repurchase agreements
collateralized by various
U.S. government
obligations	$5,689,713	$—	$—	$—	$5,689,713
Private Funds(a)	$4,956,305	$—	$—	$—	$4,956,305
U.S. Treasury
Notes and Bonds	$—	$—	$—	$302,184	$302,184
Total Borrowings	$10,646,018	$—	$—	$302,184	$10,948,202

Vident Core U.S. Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Private Funds(a)	$73,793,231	$—	$—	$—	$73,793,231
Total Borrowings	$73,793,231	$—	$—	$—	$73,793,231

Vident Core U.S. Bond Strategy ETF

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Private Funds(a)	$86,980,495	$—	$—	$—	$86,980,495
Total Borrowings	$86,980,495	$—	$—	$—	$86,980,495

(a)
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$412,971,539	$426,601,882
Vident Core U.S. Equity Fund	$266,775,633	$266,664,022
Vident Core U.S. Bond Strategy ETF	$1,080,985,307	$1,115,251,727

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Vident International Equity Fund	$53,219,042	$133,974,383
Vident Core U.S. Equity Fund	$14,072,922	$157,295,765
Vident Core U.S. Bond Strategy ETF	$—	$53,245,210

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the current fiscal period. Included in the amounts for Vident Core U.S. Bond Strategy ETF are $853,244,194 of purchases and $883,094,218 of sales of U.S. Government securities during the current fiscal period.

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2020, were as follows:

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
Tax cost of investments	$468,439,444	$402,206,019	$507,747,451
Gross tax unrealized appreciation	$30,853,224	$34,180,146	$17,870,779
Gross tax unrealized depreciation	(54,147,666)	(32,533,453)	(1,172,215)
Net tax unrealized
appreciation/(depreciation)	(23,294,442)	1,646,693	16,698,564
Undistributed ordinary income	4,883,478	1,059,454	2,030,360
Undistributed long-term capital gain	—	—	—
Other accumulated gain/(loss)	(173,187,141)	(89,206,214)	(8,136,043)
Distributable earnings/
(accumulated deficit)	$(191,598,105)	$(86,500,067)	$10,592,881

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2020, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

As of August 31, 2020, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Fund	$146,810,502	$26,362,969
Vident Core U.S. Equity Fund	$89,206,214	$—
Vident Core U.S. Bond Strategy ETF	$2,922,642	$5,213,400

Vident Core U.S. Bond Strategy ETF utilized $8,987,183 of capital loss carryforward during the fiscal year ended August 31, 2020.

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2020, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$15,484,939	$—
Vident Core U.S. Equity Fund	$6,628,517	$—
Vident Core U.S. Bond Strategy ETF	$11,728,591	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2019, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$16,869,109	$—
Vident Core U.S. Equity Fund	$8,142,853	$—
Vident Core U.S. Bond Strategy ETF	$15,195,394	$—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 100,000 shares.  The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2020 (Continued)

The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000; Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF each charge $750 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Fund and Vident Core U.S. Equity Fund and up to a maximum of 3% in Vident Core U.S. Bond Strategy ETF as a percentage of the value of the Creation Units subject to the transaction.

Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 8 – RISKS

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Thrivent Trust Company, as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Vident Funds and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vident International Equity Fund, Vident Core U.S. Equity Fund, and Vident Core U.S. Bond Strategy ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Vident Advisory, LLC’s investment companies since 2013.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 30, 2020

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

		Term of		Number of	Other
	Position	Office		Portfolios	Directorships
	Held	and		in Fund	Held by
Name	with	Length		Complex	Trustee
and Year	the	of Time	Principal Occupation(s)	Overseen by	During Past
of Birth	Trust	Served	During Past Five Years	Trustee	Five Years
Independent Trustees

Leonard M.	Lead	Indefinite	Retired; formerly Chief	46	Independent
Rush, CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since 2012	Robert W. Baird		Managed
	Trustee		& Co. Incorporated		Portfolio Series
	and		(wealth management		(39 portfolios)
	Audit		firm) (2000–2011).		(since 2011).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	46	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since 2012	Strategist, Next Generation		Managed
			Wealth Management, Inc.		Portfolio Series
			(since 2005).		(39 portfolios)
(since 2011).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	46	Independent
Born: 1956		term;	Director and General Counsel,		Trustee,
		since 2018	Artisan Partners Limited		PPM Funds
			Partnership (investment adviser)		(9 portfolios)
			(2000–2013); Executive Vice		(since 2018).
President and General Counsel,
Artisan Partners Asset
Management Inc. (2012–2013);
Vice President and General
Counsel, Artisan Funds, Inc.
(investment company)
(2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President, U.S.	46	None
Born: 1967	and	term;	Bancorp Fund Services, LLC
	Chairman	Trustee	(since 2013); Managing Director
		since 2014;	of Index Services, Zacks
		Chairman	Investment Management
		since 2013	(2011–2013).

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Principal Officers of the Trust is as follows:

Term of
	Position(s)	Office
	Held	and
Name	with	Length
and Year	the	of Time
of Birth	Trust	Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust

Kristina R. Nelson	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2020); Vice President, U.S. Bancorp Fund Services,
		since 2019	LLC (2014–2020); Assistant Vice President, U.S. Bancorp
Fund Services, LLC (2013–2014).

Michael D.	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Barolsky	President	term;	(since 2019); Vice President, U.S. Bancorp Fund Services,
Born: 1981	and	since 2014	LLC (2012–2019); Associate, Thompson Hine LLP
	Secretary	(other roles	(law firm) (2008–2012).
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund Services,
	Officer	since 2015	LLC (2014–2015); Assistant Vice President, U.S. Bancorp
Fund Services, LLC (2011–2014).

Kristen M.	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC (since 2015);
Weitzel, CPA		term;	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		since 2014	(2011–2015); Manager, PricewaterhouseCoopers LLP
		(other roles	(accounting firm) (2005–2011).
since 2013)

Brett M.	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC (since 2017);
Wickmann	Treasurer	term;	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		since 2017	(2012–2017).

Elizabeth A.	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC (since 2020);
Winske	Treasurer	term;	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1983		since 2017	(2016–2020); Officer, U.S. Bancorp Fund Services, LLC
(2012–2016).

Jason E. Shlensky	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1987	Treasurer	term;	(since 2019); Officer, U.S. Bancorp Fund Services, LLC
		since 2019	(2014–2019).

Isabella K. Gentile	Assistant	Indefinite	Regulatory Administration Attorney, U.S. Bancorp Fund
Born: 1994	Secretary	term;	Services, LLC (since 2019), Regulatory Administration
		since 2020	Intern, U.S. Bancorp Fund Services, LLC (2018–2019) and
Law Student (2016–2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.videntfinancialsolutions.com.

VIDENT FUNDS

EXPENSE EXAMPLES
For the Six-Months Ended August 31, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLES
For the Six-Months Ended August 31, 2020 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	March 1, 2020	August 31, 2020	the Period(a)
Actual	$1,000.00	$1,007.30	$2.98
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,002.17	$3.00

Vident Core U.S. Equity Fund
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	March 1, 2020	August 31,2020	the Period(b)
Actual	$1,000.00	$1,048.60	$2.47
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.72	$2.44

Vident Core U.S. Bond Strategy ETF
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	March 1, 2020	August 31, 2020	the Period(c)
Actual	$1,000.00	$1,017.70	$1.98
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,023.18	$1.98

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period. See Note 3.

(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.48%, multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period. See Note 3.

(c)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period. See Note 3.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME

For the year ended August 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	77.81%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

DIVIDENDS RECEIVED DEDUCTION

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2020 was as follows:

Vident International Equity Fund	0.64%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT-TERM CAPITAL GAIN

For the year ended August 31, 2020, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	0.00%

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2020.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary Income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	1,908,421	$0.0940	100.00%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21-22, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Sub-Advisory Agreement (the “Agreement”) among Vident Advisory, LLC (“Vident” or the “Adviser”), Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”), and the Trust, on behalf of the Vident Core U.S. Equity Fund, Vident Core U.S. Bond Strategy ETF, and Vident International Equity Fund (each, a “Fund” or collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Funds; (iv) the extent to which the sub-advisory fee for each Fund reflects economies of scale shared with the applicable Fund shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Funds. The Board noted the responsibilities that VIA has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds. The Board further considered the oral information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended March 31, 2020. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses.

Vident Core U.S. Equity Fund: The Board noted that the Fund slightly outperformed its underlying index before fees and expenses for the one-year, three-year, five-year, and since inception periods.

Vident Core U.S. Bond Strategy ETF: The Board noted that the Fund slightly outperformed its underlying index before fees and expenses for the one-year, three-year, five-year, and since inception periods.

Vident International Equity ETF: The Board noted that the Fund performed in line with its underlying index before fees and expenses for the one-year, three-year, five-year, and since inception periods.

Cost of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by Vident to VIA for its services to each Fund. The Board considered that the fees paid to VIA are paid by its affiliate, Vident, and compared the fees to the fees charged by VIA for other funds. The Board also took into account analyses of VIA’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that VIA might realize economies of scale in managing the Funds as assets grow in size and noted that the fee schedule includes breakpoints as assets grow in size. The Board further noted that because each Fund pays Vident a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to Vident, rather than to the applicable Fund shareholders. Consequently, the Board determined that it would monitor fees as each Fund grows to determine whether economies of scale were being effectively shared with the applicable Fund and its shareholders.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

VIDENT FUNDS

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.videntfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.videntfunds.com.

Adviser
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Index Provider
Vident Financial, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado  80203

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004-2541

Vident International Equity Fund	Vident Core U.S. Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Vident International Equity Fund
	FYE 8/31/2020	FYE 8/31/2019
Audit Fees	$16,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Vident Core U.S Equity Fund
	FYE 8/31/2020	FYE 8/31/2019
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Vident Core U.S Bond Strategy ETF
	FYE 8/31/2020	FYE 8/31/2019
Audit Fees	$16,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Vident International Equity Fund
	FYE 8/31/2020	FYE 8/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Equity Fund
	FYE 8/31/2020	FYE 8/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Bond Strategy ETF
	FYE 8/31/2020	FYE 8/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Vident International Equity Fund
Non-Audit Related Fees	FYE 8/31/2020	FYE 8/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Equity Fund
Non-Audit Related Fees	FYE 8/31/2020	FYE 8/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Bond Strategy ETF
Non-Audit Related Fees	FYE 8/31/2020	FYE 8/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date    November 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date    November 5, 2020

By (Signature and Title)*     /s/Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date    November 5, 2020

* Print the name and title of each signing officer under his or her signature.